The following is the Semi-Annual Report for High Yield Bond Portfolio, a portfolio of Federated Core Trust, covering the six month period ended June 30, 2001. If you have any questions please contact your investment representative




HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)

  Principal
  Amount                                                                  Value

              Corporate Bond--91.4%
              Aerospace & Defense--0.5%
 $ 1,125,000(1(2) Alliant Techsystems, Inc., Sr. Sub. Note,
              8.50%, 5/15/2011                                      $ 1,141,875
   1,850,000  Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009          1,803,750
     500,000  Condor Systems, Inc., Sr. Sub. Note, (Series B),
              11.875%, 5/1/2009                                         252,500
                  Total                                               3,198,125
              Automotive--3.3%
   1,800,000  Accuride Corp., Sr. Sub. Note, (Series B), 9.25%,
              2/1/2008                                                1,197,000
   1,701,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%,
              8/1/2004                                                1,709,505
     380,000  Aftermarket Technology Co., Sr. Sub. Note, (Series
              D), 12.00%, 8/1/2004                                      381,900
   3,650,000  American Axle & Manufacturing, Inc., Company
              Guarantee, 9.75%, 3/1/2009                              3,659,125
   1,650,000  Arvin Industries, Inc., Note, 7.125%, 3/15/2009         1,472,015
   1,200,000(1(2) Hayes Lemmerz International, Inc., 11.875%,
              6/15/2006                                               1,188,000
   1,650,000  J.L. French Automotive Castings, Inc., Sr. Sub.
              Note, (Series B), 11.50%, 6/1/2009                        618,750
   6,475,000  Lear Corp., Sr. Note, 8.11%, 5/15/2009                  6,465,288
     600,000  Lear Corp., Sub. Note, 9.50%, 7/15/2006                   628,500
   2,500,000  Motor Coach Industries International, Inc.,
              Company Guarantee, 11.25%, 5/1/2009                     1,012,500
   1,975,000  Oxford Automotive, Inc., Company Guarantee,
              10.125%, 6/15/2007                                      1,234,375
                  Total                                              19,566,958
              Banking--1.5%
   8,925,000  GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005             8,699,376
              Broadcast Radio & TV--3.3%
   2,850,000  ACME Television, LLC, Sr. Disc. Note, 10.875%,
              9/30/2004                                               2,693,250
     239,300  AMFM, Inc., Deb., 12.625%, 10/31/2006                     263,230
   6,550,000  Fox/Liberty Networks, LLC, Sr. Disc. Note,
              0/9.75%, 8/15/2007                                      6,238,875
   1,250,000(1(2) Lin Television Corp., Sr. Note, 8.00%,
              1/15/2008                                               1,212,500
   3,150,000  Orion Network Systems, Sr. Note, 11.25%, 1/15/2007      1,275,750
   1,175,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note,
              10.00%, 9/30/2005                                       1,180,875
   5,250,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note,
              8.75%, 12/15/2007                                       5,066,250
   1,800,000  XM Satellite Radio, Inc., Sr. Note, 14.00%,
              3/15/2010                                               1,089,000
                  Total                                              19,019,730
              Building & Development--1.6%
   1,375,000  American Builders & Contractors Supply Co., Inc.,
              Sr. Sub. Note, 10.625%, 5/15/2007                       1,271,875
   2,575,000  Formica Corp., Sr. Sub. Note, (Series B), 10.875%,
              3/1/2009                                                1,557,875
   2,400,000  NCI Building System, Inc., Sr. Sub. Note, (Series
              B), 9.25%, 5/1/2009                                     2,208,000
   1,300,000  Nortek, Inc., Sr. Note, 9.125%, 9/1/2007                1,280,500
   2,750,000(1(2) WCI Communities, Inc., Sr. Sub. Note, 10.625%,
              2/15/2011                                               2,873,750
                  Total                                               9,192,000
              Business Equipment & Services--1.6%
   3,250,000  Buhrmann US, Inc., Company Guarantee, 12.25%,
              11/1/2009                                               3,233,750
      52,747(1Electronic Retailing Systems International, Inc.,
              Sr. Disc. Note, 10.00%, 8/1/2001                           22,417
      52,002(1Electronic Retailing Systems International, Inc.,
              Sr. Disc. Note, 8.00%, 8/1/2004                                 5
   2,125,000  Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                   2,114,375
   3,875,000  Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                   3,855,625
   5,325,000(1)(3) U.S. Office Products Co., Sr. Sub. Note,
              9.75%, 6/15/2008                                          133,125
                  Total                                               9,359,297
              Cable Television--11.7%
     900,000  CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007          897,525
   3,350,000  CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,
              2/15/2013                                               3,567,750
   2,300,000  CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005     2,369,000
     475,000  CSC Holdings, Inc., Sr. Sub. Note, 9.875%,
              5/15/2006                                                 496,375
   5,400,000(1(2) Charter Communications Holdings Capital Corp.,
              Sr. Disc. Note, 0/11.75%, 5/15/2011                     3,159,000
  11,675,000  Charter Communications Holdings Capital Corp., Sr.
              Disc. Note, 0/13.50%, 1/15/2011                         7,384,438
              Corporate Bond--continued
              Cable Television--continued
 $12,725,000  Charter Communications Holdings Capital Corp., Sr.
              Disc. Note, 0/9.92%, 4/1/2011                         $ 8,748,438
   4,675,000  Diamond Cable Communications PLC, Sr. Disc. Note,
              0/10.75%, 2/15/2007                                     2,875,125
   1,925,000  Diamond Cable Communications PLC, Sr. Disc. Note,
              11.75%, 12/15/2005                                      1,414,875
   2,300,000  Echostar Broadband Corp., Sr. Note, 10.375%,
              10/1/2007                                               2,311,500
   6,375,000  Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009          6,390,938
   6,450,000  International Cabletel, Inc., Sr. Defd. Cpn. Note,
              11.50%, 2/1/2006                                        4,418,250
   2,350,000  Lenfest Communications, Inc., Sr. Sub. Note,
              8.25%, 2/15/2008                                        2,456,972
   3,850,000  NTL, Inc., Sr. Defd. Cpn. Note, 0/12.375%,
              10/1/2008                                               1,713,250
   5,000,000  NTL, Inc., Sr. Note, 0/9.75%, 4/1/2008                  2,200,000
   2,475,000  NTL, Inc., Sr. Note, 11.50%, 10/1/2008                  1,670,625
   2,100,000  Pegasus Communications Corp., Sr. Disc. Note,
              0/13.50%, 3/1/2007                                      1,291,500
   2,300,000(1(2) Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,
              7/15/2011                                               1,219,000
   2,050,000(1(2) Quebecor Media Inc., Sr. Note, 11.125%,
              7/15/2011                                               2,055,125
   2,750,000  RCN Corp., Sr. Disc. Note, 0/11.00%, 7/1/2008             728,750
   1,400,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
              11.00%, 12/1/2015                                       1,561,000
   5,350,000  TeleWest PLC, Sr. Disc. Deb., 11.00%, 10/1/2007         4,601,000
   1,000,000  TeleWest PLC, Sr. Disc. Note, 0/9.25%, 4/15/2009          490,000
     750,000  TeleWest PLC, Sr. Note, 11.25%, 11/1/2008                 671,250
   2,700,000  UIH Australia/Pacific, Sr. Disc. Note, 14.00%,
              5/15/2006                                                 877,500
   3,900,000  United International Holdings, Inc., Sr. Secd.
              Disc. Note, 0/10.75%, 2/15/2008                         1,228,500
   8,325,000  United Pan-Europe Communications NV, Sr. Disc.
              Note, (Series B), 0/12.50%, 8/1/2009                    1,373,625
   4,000,000  United Pan-Europe Communications NV, Sr. Disc.
              Note, (Series B), 0/13.375%, 11/1/2009                    660,000
                  Total                                              68,831,311
              Chemicals & Plastics--3.1%
   1,850,000  Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005             1,396,750
   1,500,000  Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007               982,500
   1,200,000  General Chemical Industrial Products, Inc., Sr.
              Sub. Note, 10.625%, 5/1/2009                              666,000
   2,000,000(1(2) Huntsman Corp., Sr. Sub. Note, 9.50%, 7/1/2007      1,170,000
   2,850,000  Huntsman ICI Chemicals LLC, Sr. Sub. Note,
              10.125%, 7/1/2009                                       2,835,750
   6,275,000  Lyondell Chemical Co., Sr. Sub. Note, (Series B),
              10.875%, 5/1/2009                                       6,290,688
   3,650,000  Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008     1,368,750
   2,750,000  Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007     1,058,750
   1,700,000  Sterling Chemicals Holdings, Inc., Sr. Disc. Note,
              0/13.50%, 8/15/2008                                        93,500
   2,500,000  Texas Petrochemicals Corp., Sr. Sub. Note,
              11.125%, 7/1/2006                                       2,237,500
                  Total                                              18,100,188
              Clothing & Textiles--0.4%
     675,000(1(3) Dyersburg Corp., Sr. Sub. Note, 9.75%,
              9/1/2007                                                   57,375
   2,900,000  GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007             2,204,000
   1,625,000(1(3) Glenoit Corp., Sr. Sub. Note, 11.00%,
              4/15/2007                                                  40,625
   1,875,000(1(3) Pillowtex Corp., Sr. Sub. Note, 10.00%,
              11/15/2006                                                 65,625
   2,150,000(1(3) Pillowtex Corp., Sr. Sub. Note, 9.00%,
              12/15/2007                                                 75,250
                  Total                                               2,442,875
              Conglomerates--0.4%
   3,350,000  Eagle Picher Industries, Inc., Sr. Sub. Note,
              9.375%, 3/1/2008                                        2,278,000
              Consumer Products--5.2%
   3,350,000  Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008     3,362,563
   1,025,000(1(2) American Greetings Corp., Sr. Sub. Note,
              11.75%, 7/15/2008                                         999,375
     600,000  American Safety Razor Co., Sr. Note, 9.875%,
              8/1/2005                                                  597,000
   1,850,000  Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,
              12/15/2007                                              1,637,250
   3,200,000  Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008          2,960,000
     325,000  Diamond Brands Operating Corp., Sr. Sub. Note,
            (310.125%, 4/15/2008                                         50,375
     925,000(3Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%,
              4/15/2009                                                  13,875
   2,200,000  Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010          2,233,000
   2,700,000  Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008        2,457,000
     800,000  NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007              764,000
              Corporate Bond--continued
              Consumer Products--continued
 $ 2,125,000(1(2) Playtex Products, Inc., Sr. Sub. Note, 9.375%,
              6/1/2011                                              $ 2,178,125
   5,075,000  Revlon Consumer Products Corp., Sr. Sub. Note,
              8.625%, 2/1/2008                                        2,309,125
   3,050,000  Sealy Mattress Co., Company Guarantee, 0/10.875%,
              12/15/2007                                              2,516,250
     925,000  Sealy Mattress Co., Sr. Sub. Note, 9.875%,
              12/15/2007                                                915,750
     950,000  Sleepmaster L.L.C., Company Guarantee, (Series B),
              11.00%, 5/15/2009                                         660,250
   1,300,000  The Boyds Collection, Ltd., Sr. Sub. Note, (Series
              B), 9.00%, 5/15/2008                                    1,303,250
   1,725,000  True Temper Sports, Inc., Sr. Sub. Note, (Series
              B), 10.875%, 12/1/2008                                  1,768,125
   2,525,000  United Industries Corp., Sr. Sub. Note, (Series
              B), 9.875%, 4/1/2009                                    2,032,625
   2,100,000  Volume Services America, Inc., Sr. Sub. Note,
              11.25%, 3/1/2009                                        1,984,500
                  Total                                              30,742,438
              Container & Glass Products--2.1%
   1,000,000  Huntsman Packaging Corp., Company Guarantee,
              13.00%, 6/1/2010                                          765,000
   1,675,000  Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005        1,247,875
   4,000,000  Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008        2,860,000
     500,000  Owens-Illinois, Inc., Sr. Note, 7.85%, 5/15/2004          397,500
   2,675,000  Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007        1,992,875
   2,850,000(1(3) Russell Stanley Holdings, Inc., Sr. Sub. Note,
              10.875%, 2/15/2009                                        441,750
   2,600,000(1(2) Sealed Air Corp., Note, 8.75%, 7/1/2008             2,580,500
   2,325,000  Tekni-Plex, Inc., Company Guarantee, (Series B),
              12.75%, 6/15/2010                                       1,871,625
                  Total                                              12,157,125
              Ecological Services & Equipment--3.0%
  10,500,000  Allied Waste North America, Inc., Company               0,342,500
              Guarantee, 7.875%, 1/1/2009                            1
   7,125,000  Allied Waste North America, Inc., Sr. Sub. Note,
              10.00%, 8/1/2009                                        7,374,375
                  Total                                              17,716,875
              Electronics--1.2%
   1,000,000  Fairchild Semiconductor Corp., Sr. Sub. Note,
              10.375%, 10/1/2007                                        972,500
     600,000  SCG Holding Corp. / Semiconductor Components
              Industries, LLC, Sr. Sub. Note, 12.00%, 8/1/2009          381,000
   6,875,000  Telecommunications Techniques Co., LLC, Sr. Sub.
              Note, 9.75%, 5/15/2008                                  5,878,125
                  Total                                               7,231,625
              Farming & Agriculture--0.3%
   2,075,000  Royster-Clark, Inc., 1st Mtg. Note, 10.25%,
              4/1/2009                                                1,660,000
              Food & Drug Retailers--0.1%
     825,000  Community Distributors, Inc., Sr. Note, 10.25%,
              10/15/2004                                                330,000
              Food Products--2.1%
   4,575,000  Agrilink Foods, Inc., Company Guarantee, 11.875%,
              11/1/2008                                               4,163,250
   3,325,000(1(2) Del Monte Corp., Sr. Sub. Note, 9.25%,
              5/15/2011                                               3,374,875
   2,550,000  Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
              1/15/2008                                               1,479,000
   2,350,000(1(2) Michael Foods, Inc., Sr. Sub. Note, 11.75%,
              4/1/2011                                                2,420,500
   1,000,000  New World Pasta Co., Sr. Sub. Note, 9.25%,
              2/15/2009                                                 665,000
                  Total                                              12,102,625
              Food Services--1.1%
   1,750,000  Advantica Restaurant Group, Sr. Note, 11.25%,
              1/15/2008                                               1,093,750
   2,900,000  Carrols Corp., Company Guarantee, 9.50%, 12/1/2008      2,566,500
   2,900,000  Domino's, Inc., Company Guarantee, 10.375%,
              1/15/2009                                               2,958,000
                  Total                                               6,618,250
              Forest Products--1.5%
     525,000  Georgia-Pacific Corp., Note, 7.50%, 5/15/2006             523,493
   1,450,000  Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011      1,436,370
   2,500,000(1(2) Riverwood International Corp., Sr. Note,
              10.625%, 8/1/2007                                       2,587,500
   1,100,000  Stone Container Corp., Sr. Note, 12.58%, 8/1/2016       1,155,000
   2,775,000(1(2) Stone Container Corp., Sr. Note, 9.75%,
              2/1/2011                                                2,837,438
                  Total                                               8,539,801
              Health Care--7.3%
   3,200,000(1(2) Alliance Imaging, Inc., Sr. Sub. Note,
              10.375%, 4/15/2011                                      3,280,000
   3,000,000  CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008           2,955,000
              Corporate Bond--continued
              Health Care--continued
 $ 1,650,000  Columbia/HCA Healthcare Corp., Sr. Note, 6.91%,
              6/15/2005                                             $ 1,630,992
     850,000(1(2) DaVita, Inc., Sr. Sub. Note, 9.25%, 4/15/2011         875,500
   5,000,000  HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010       5,350,000
   1,400,000  Hanger Orthopedic Group, Inc., Sr. Sub. Note,
              11.25%, 6/15/2009                                         623,000
   2,175,000  Hudson Respiratory Care, Inc., Sr. Sub. Note,
              9.125%, 4/15/2008                                       1,098,375
   4,450,000  Kinetic Concepts, Inc., Company Guarantee, 9.625%,
              11/1/2007                                               4,071,750
   1,500,000(1(2) Magellan Health Services, Inc. , Sr. Note,
              9.375%, 11/15/2007                                      1,533,750
   1,200,000(1(2) Owens & Minor, Inc., Sr. Sub. Note, 8.50%,
              7/15/2011                                               1,218,000
     500,000  Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008        513,750
   1,800,000  Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005      1,863,000
   6,250,000  Tenet Healthcare Corp., Sr. Note, (Series B),
              9.25%, 9/1/2010                                         7,156,250
   8,850,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.125%,
              12/1/2008                                               9,159,750
   1,250,000(1(2) Triad Hospitals, Inc., Sr. Note, 8.75%,
              5/1/2009                                                1,275,000
                  Total                                              42,604,117
              Hotels, Motels, Inns & Casinos--4.0%
   1,625,000  Courtyard by Marriott II LP, Sr. Note, 10.75%,
              2/1/2008                                                1,673,750
   3,600,000(1(2) Felcor Lodging LP, Sr. Note, 8.50%, 6/1/2011        3,456,000
   4,400,000  Florida Panthers Holdings, Inc., Company
              Guarantee, 9.875%, 4/15/2009                            4,598,000
   6,600,000  HMH Properties, Inc., Sr. Note, (Series B),
              7.875%, 8/1/2008                                        6,270,000
   3,175,000  HMH Properties, Inc., Sr. Note, (Series C), 8.45%,
              12/1/2008                                               3,111,500
   1,200,000  Hilton Hotels Corp., Note, 7.625%, 5/15/2008            1,168,440
     900,000(1(2) MeriStar Hospitality Corp., Sr. Note, 9.00%,
              1/15/2008                                                 911,250
   1,950,000(1(2) MeriStar Hospitality Corp., Sr. Note, 9.125%,
              1/15/2011                                               1,974,375
                  Total                                              23,163,315
              Industrial Products & Equipment--4.3%
   1,305,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007        1,376,775
   1,500,000  Blount, Inc., Company Guarantee, 13.00%, 8/1/2009         892,500
     750,000  Blount, Inc., Sr. Note, 7.00%, 6/15/2005                  491,250
   1,600,000  Cabot Safety Acquisition Corp., Sr. Sub. Note,
              12.50%, 7/15/2005                                       1,608,000
   1,650,000  Continental Global Group, Inc., Sr. Note, 11.00%,
              4/1/2007                                                  701,250
   3,225,000  Euramax International PLC, Sr. Sub. Note, 11.25%,
              10/1/2006                                               2,596,125
   2,850,000  Hexcel Corporation, Sr. Sub. Note, (Series B),
              9.75%, 1/15/2009                                        2,821,500
   1,375,000  Hexcel Corporation, Sub. Note, 7.00%, 8/1/2003          1,368,125
   2,400,000  ISG Resources, Inc., Sr. Sub. Note, 10.00%,
              4/15/2008                                               1,284,000
     750,000  International Utility Structures, Inc., Sr. Sub.
              Note, 10.75%, 2/1/2008                                    416,250
   3,375,000  MMI Products, Inc., Sr. Sub. Note, 11.25%,
              4/15/2007                                               3,282,188
   3,475,000  Neenah Corp., Company Guarantee, 11.125%, 5/1/2007      1,859,125
     650,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007            347,750
   2,250,000  Unifrax Investment Corp., Sr. Note, 10.50%,
              11/1/2003                                               2,126,250
   4,250,000  WESCO Distribution, Inc., Sr. Sub. Note, 9.125%,
              6/1/2008                                                4,058,750
                  Total                                              25,229,838
              Leisure & Entertainment--1.7%
   3,392,000(1(3) AMF Group, Inc., Sr. Sub. Disc. Note, 12.25%,
              3/15/2006                                                  84,800
   8,975,000  Premier Parks, Inc., Sr. Disc. Note, 0/10.00%,
              4/1/2008                                                7,404,375
     575,000  Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006            577,875
   2,000,000  Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007         2,030,000
                  Total                                              10,097,050
              Machinery & Equipment--2.9%
   3,800,000(1(2) AGCO Corp., Sr. Note, 9.50%, 5/1/2008               3,705,000
   1,450,000(1(2) Briggs & Stratton Corp., Sr. Note, 8.875%,
              3/15/2011                                               1,446,607
   1,775,000(1(3) Clark Material Handling Corp., Sr. Note,
              10.75%, 11/15/2006                                         44,375
   2,125,000  Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
              4/1/2008                                                1,901,875
   2,075,000  Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009       1,670,375
   2,200,000  NationsRent, Inc., Company Guarantee, 10.375%,
              12/15/2008                                                517,000
   1,000,000  Simonds Industries, Inc., Sr. Sub. Note, 10.25%,
              7/1/2008                                                  655,000
              Corporate Bond--continued
              Machinery & Equipment--continued
 $ 1,000,000  United Rentals, Inc., Company Guarantee, 9.25%,
              1/15/2009                                             $   940,000
   2,825,000  United Rentals, Inc., Company Guarantee, (Series
              B), 9.00%, 4/1/2009                                     2,599,000
   3,225,000(1(2) United Rentals, Inc., Sr. Note, 10.75%,
              4/15/2008                                               3,386,250
   1,525,000(3WEC Co., Sr. Note, 12.00%, 7/15/2009                      160,125
                  Total                                              17,025,607
              Metals & Mining--0.7%
   3,250,000(1(3) AEI Holding Co., Inc., Sr. Note, 10.50%,
              12/15/2005                                              2,226,250
   3,300,000(1(3) AEI Resources, Inc., Sr. Sub. Note, 11.50%,
              12/15/2006                                              1,171,500
     500,000  Murrin Murrin Holdings Property Ltd., Sr. Secd.
              Note, 9.375%, 8/31/2007                                   437,500
                  Total                                               3,835,250
              Oil & Gas--2.5%
   1,700,000  BRL Universal Equipment, Sr. Secd. Note, 8.875%,
              2/15/2008                                               1,759,500
     675,000  Comstock Resources, Inc., Sr. Note, 11.25%,
              5/1/2007                                                  725,625
   4,000,000  Continental Resources, Inc., Sr. Sub. Note,
              10.25%, 8/1/2008                                        3,500,000
     475,000  DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007           489,250
   2,100,000(1(2) Dresser, Inc., Sr. Sub. Note, 9.375%, 4/15/2011     2,173,500
   2,475,000(1(2) Lone Star Technologies, Inc., Sr. Sub. Note,
              9.00%, 6/1/2011                                         2,425,500
   1,500,000  Pogo Producing Co., Sr. Sub. Note, (Series B),
              10.375%, 2/15/2009                                      1,620,000
   2,000,000  Triton Energy Ltd., Sr. Note, 8.875%, 10/1/2007         2,070,000
                  Total                                              14,763,375
              Printing & Publishing--1.4%
   1,975,000  Advanstar Communications, Company Guarantee,
              (Series B), 12.00%, 2/15/2011                           1,994,750
   1,000,000(1(2) Advanstar, Inc., Unit, 0/15.00%, 10/15/2011           542,500
   1,875,000  Garden State Newspapers, Inc., Sr. Sub. Note,
              8.75%, 10/1/2009                                        1,828,125
     900,000  Hollinger International Publishing, Inc., Sr. Sub.
              Note, 9.25%, 3/15/2007                                    909,000
     900,000  K-III Communications Corp., Company Guarantee,
              (Series B), 8.50%, 2/1/2006                               868,500
   1,350,000(1(2) Primedia, Inc., Sr. Note, 8.875%, 5/15/2011         1,275,750
   1,350,000  Ziff Davis Media, Inc., Sr. Sub. Note, 12.00%,
              7/15/2010                                                 803,250
                  Total                                               8,221,875
              Real Estate--0.2%
   1,156,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005      1,208,020
              Retailers--0.5%
     650,000  K Mart Corp., Note, 9.375%, 2/1/2006                      636,188
   2,050,000(1(2) Michaels Stores, Inc., Sr. Note, 9.25%,
              7/1/2009                                                2,050,000
                  Total                                               2,686,188
              Services--2.2%
   3,325,000(1(2) American Tower Systems Corp., Sr. Note,
              9.375%, 2/1/2009                                        3,142,125
   5,725,000  Crown Castle International Corp., Sr. Disc. Note,
              0/10.375%, 5/15/2011                                    3,635,375
   2,950,000  Crown Castle International Corp., Sr. Disc. Note,
              0/11.25%, 8/1/2011                                      1,873,250
     825,000  Crown Castle International Corp., Sr. Note,
              10.75%, 8/1/2011                                          800,250
   2,750,000  SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006            2,406,250
   1,200,000  URS Corp., Sr. Sub. Note, (Series B), 12.25%,
              5/1/2009                                                1,230,000
                  Total                                              13,087,250
              Steel--0.6%
   2,400,000  Metals USA, Inc., Company Guarantee, 8.625%,
              2/15/2008                                               1,656,000
   2,000,000(3Republic Technologies International, Inc., Company
              Guarantee, 13.75%, 7/15/2009                              210,000
   1,775,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006         1,624,125
                  Total                                               3,490,125
              Surface Transportation--1.9%
   1,850,000  Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007      1,248,750
   1,025,000(1(3) AmeriTruck Distribution Corp., Sr. Sub. Note,
              12.25%, 11/15/2005                                              0
   1,000,000  Gearbulk Holding Ltd., Sr. Note, 11.25%, 12/1/2004      1,025,000
   1,300,000  Railworks Corp., Company Guarantee, 11.50%,
              4/15/2009                                                 448,500
   4,075,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                  4,034,250
   1,675,000  Stena AB, Sr. Note, 8.75%, 6/15/2007                    1,515,875
   3,000,000(1(2) Teekay Shipping Corp., Sr. Note, 8.875%,
              7/15/2011                                               3,052,500
              Corporate Bond--continued
              Surface Transportation--continued
 $ 1,050,000(1(3) The Holt Group, Inc., Company Guarantee,
              9.75%, 1/15/2006                                      $    26,250
                  Total                                              11,351,125
              Telecommunications & Cellular--12.9%
   3,650,000   AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%,
              10/1/2009                                               2,117,000
   1,150,000(1(2) Alamosa (Delaware) Inc., Sr. Note, 12.50%,
              2/1/2011                                                1,040,750
   6,050,000  Alamosa PCS Holdings, Inc., Sr. Disc. Note,
              0/12.875%, 2/15/2010                                    2,813,250
   1,500,000  Asia Global Crossing, Sr. Note, 13.375%, 10/15/2010     1,177,500
   4,000,000  Call-Net Enterprises, Inc., Sr. Disc. Note,
              0/10.80%, 5/15/2009                                       700,000
   6,250,000  Call-Net Enterprises, Inc., Sr. Disc. Note,
              0/8.94%, 8/15/2008                                      1,093,750
   3,025,000  Call-Net Enterprises, Inc., Sr. Disc. Note,
              0/9.27%, 8/15/2007                                        650,375
   3,500,000  Dolphin Telecom PLC, Sr. Disc. Note, 0/14.00%,
              5/15/2009                                                  87,500
   5,275,000  Global Crossing Holdings Ltd., Company Guarantee,
              9.50%, 11/15/2009                                       4,061,750
   1,400,000  Intermedia Communications, Inc., Sr. Disc. Note,
              0/11.25%, 7/15/2007                                     1,239,000
   1,325,000  Intermedia Communications, Inc., Sr. Disc. Note,
              12.50%, 5/15/2006                                       1,331,625
   2,400,000  Intermedia Communications, Inc., Sr. Disc. Note,
              (Series B), 0/12.25%, 3/1/2009                          1,788,000
   2,600,000  Intermedia Communications, Inc., Sr. Note, 8.60%,
              6/1/2008                                                2,561,000
     575,000  Intermedia Communications, Inc., Sr. Note, 8.875%,
              11/1/2007                                                 566,375
   8,150,000  Level 3 Communications, Inc., Sr. Disc. Note,
              0/10.50%, 12/1/2008                                     2,078,250
   8,550,000  Level 3 Communications, Inc., Sr. Note, 9.125%,
              5/1/2008                                                3,633,750
   4,100,000  McLeodUSA, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007     2,234,500
   1,900,000  McLeodUSA, Inc., Sr. Note, 8.125%, 2/15/2009            1,045,000
     350,000  McLeodUSA, Inc., Sr. Note, 8.375%, 3/15/2008              194,250
   1,050,000  McLeodUSA, Inc., Sr. Note, 9.25%, 7/15/2007               614,250
   2,300,000  McLeodUSA, Inc., Sr. Note, 9.50%, 11/1/2008             1,345,500
   5,675,000  Millicom International Cellular S. A., Sr. Disc.
              Note, 13.50%, 6/1/2006                                  5,022,375
   2,500,000  NEXTEL Communications, Inc., Sr. Disc. Note,
              0/10.65%, 9/15/2007                                     1,775,000
   7,775,000  NEXTEL Communications, Inc., Sr. Disc. Note,
              0/9.95%, 2/15/2008                                      4,937,125
   8,950,000  NEXTEL Communications, Inc., Sr. Note, 9.375%,
              11/15/2009                                              7,115,250
  14,300,000  NEXTLINK Communications, Inc., Sr. Disc. Note,
              0/12.25%, 6/1/2009                                      2,073,500
   4,100,000  NEXTLINK Communications, Inc., Sr. Disc. Note,
              0/9.45%, 4/15/2008                                        676,500
   1,875,000  NEXTLINK Communications, Inc., Sr. Note, 9.00%,
              3/15/2008                                                 496,875
   1,400,000  Nextel International, Inc., Sr. Disc. Note,
              0/12.125%, 4/15/2008                                      301,000
   1,121,000  Nextel Partners, Inc., Sr. Disc. Note, 0/14.00%,
              2/1/2009                                                  666,995
   3,000,000(3PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005                 210,000
   3,000,000(3PsiNet, Inc., Sr. Note, 11.00%, 8/1/2009                  210,000
   1,125,000(3PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008                  78,750
   5,125,000  Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%,
              10/1/2007                                               4,945,625
   3,700,000(3Teligent AB, Sr. Disc. Note, 0/11.50%, 3/1/2008            37,000
   2,275,000  Tritel PCS, Inc., Company Guarantee, 0/12.75%,
              5/15/2009                                               1,456,000
   1,325,000  Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011     1,199,125
   2,100,000  Triton PCS, Inc., Company Guarantee, 9.375%,
              2/1/2011                                                2,047,500
   4,350,000  Triton PCS, Inc., Sr. Disc. Note, 0/11.00%,
              5/1/2008                                                3,501,750
   4,100,000(3Viatel, Inc., Sr. Disc. Note, 0/12.50%, 4/15/2008          61,500
     700,000(3Viatel, Inc., Sr. Note, 11.25%, 4/15/2008                  17,500
   6,000,000  VoiceStream Wireless Corp., Sr. Disc. Note,
              0/11.875%, 11/15/2009                                   4,837,500
   1,375,000  VoiceStream Wireless Corp., Sr. Note, 10.375%,
              11/15/2009                                              1,576,094
   4,875,000(3WinStar Communications, Inc., Sr. Sub. Defd. Cpn.
              Note, 0/14.75%, 4/15/2010                                  60,938
   1,100,000(3WinStar Communications, Inc., Sr. Note, 12.75%,
              4/15/2010                                                  22,000
                  Total                                              75,699,277
              Utilities--4.3%
   2,000,000  CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009            1,874,060
   4,125,000  CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011            4,050,874
   2,000,000  CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008            2,003,200
   4,500,000  Caithness Coso Funding Corp., Sr. Secd. Note,
              (Series B), 9.05%, 12/15/2009                           4,410,000
   9,500,000  Calpine Corp., Note, 8.50%, 2/15/2011                   9,184,885

             Corporate Bond--continued
             Utilities--continued
$ 1,700,000  El Paso Electric Co., 1st Mtg. Note, 9.40%,
             5/1/2011                                              $ 1,838,074
  2,200,000  Niagara Mohawk Power Corp., Sr. Disc. Note,
             (Series H), 0/8.50%, 7/1/2010                           1,904,496
                 Total                                              25,265,589
                 Total Corporate Bond (identified cost               35,514,600
                 $678,700,112)                                      5

             Common Stock--0.0%
             Cable Television--0.0%
         27(1(2)(3) CS Wireless Systems, Inc.                                0
             Metals & Mining--0.0%
     57,533(1(3) Royal Oak Mines, Inc.                                     633
             Printing & Publishing--0.0%
        500(1(3) Medianews Group, Inc.                                  57,500
                 Total Common Stock (identified cost $16,023)           58,133

             Preferred Stock--2.2%
             Broadcast Radio & TV--0.5%
     30,300  Sinclair Broadcast Group, Inc., Cumulative Pfd.,
             $11.63                                                  2,855,775
             Business Equipment & Services--0.0%
        392(1Electronic Retailing Systems International, Inc.,
             Conv. Pfd.                                                      4
             Cable Television--0.3%
      2,063  Pegasus Communications Corp., Cumulative PIK Pfd.,
             (Series A), 12.75%                                      1,959,850
             Health Care--0.1%
      4,906  River Holding Corp., Sr. Exchangeable PIK                 272,283
             Printing & Publishing--1.1%
     22,750 Primedia, Inc., Cumulative Pfd., (Series D), $10.00 1,945,125 39,650 Primedia, Inc., Exchangeable Pfd. Stock, (Series
             H), $2.16                                               3,112,525
     17,450  Primedia, Inc., Pfd., $9.20                             1,439,625
                 Total                                               6,497,275
             Telecommunications & Cellular--0.2%
        638  NEXTEL Communications, Inc., Cumulative PIK Pfd.,
             (Series D), 13.00%                                        424,270
      1,033  NEXTEL Communications, Inc., Exchangeable Pfd.
             Stock, (Series E)                                         624,965
                 Total                                               1,049,235
                 Total Preferred Stock (identified cost              2,634,422
                 $15,089,780)                                       1

             Warrants--0.0%
             Broadcast Radio & TV--0.0%
      1,800(3XM Satellite Radio, Inc., Warrants                         45,675
             Business Equipment & Services--0.0%
        750(1(3) Electronic Retailing Systems International,
             Inc., Warrants                                                  8
             Cable Television--0.0%
      2,400(3UIH Australia/Pacific, Warrants                             3,000
             Chemicals & Plastics--0.0%
        875(3)Sterling Chemicals Holdings, Inc., Warrants                  735
             Consumer Products--0.0%
      2,000(3Jostens, Inc., Warrants                                    40,500
             Container & Glass Products--0.0%
      1,000(3Pliant Corp., Warrants                                        100
             Services--0.0%
      1,500(3Metricom, Inc., Warrants                                       15
             Steel--0.0%
      2,000(3Republic Technologies International, Inc., Warrants            20
                 Total Warrants (identified cost $840,853)              90,053

             Repurchase agreement (4)--6.7%
$39,199,000  Salomon Brothers, Inc., 4.10%, dated 6/29/2001,         9,199,000
             due 7/2/2001 (at amortized cost)                       3
                 Total Investments (identified cost
                 $733,845,768)(5)                                  $587,496,208

===========================================================================

   (1) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2001, these securities amounted to $74,209,412 which represents 12.7% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $69,761,920 which represents 11.9% of net assets.
   (2) Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.
   (3) Non-income producing security.
   (4) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint accounts with other Federated Funds
   (5) The cost of investments for federal tax purposes amounts to $733,845,768. The net unrealized depreciation of investments on a federal tax basis amounts to $146,349,560 which is comprised of $6,928,914 appreciation and $153,278,474 depreciation at June 30, 2001.


Note: The categories of investments are shown as a percentage of net assets ($585,632,543) at June 30, 2001.
The following acronyms are used throughout this portfolio:

GTD         --Guaranteed
PIK         --Payment in Kind

See Notes which are an integral part of the Financial Statements





HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)

Assets:
Total investments in securities, at value
(identified cost of $733,845,768 and cost
reflecting  generally accepted accounting
principles of $ 734, 358,480)                                     587,496,208
Cash                                                                      980
Income receivable                                                  11,847,052
Receivable for investments sold                                     1,124,430
  Total assets                                                    600,468,670
Liabilities:
Payable for investments purchased                   9,130,772
Income distribution payable                         5,681,693
Accrued expenses                                       23,662
  Total liabilities                                                14,836,127
  Net assets for 85,524,902 shares
  outstanding                                                     585,632,543
Net Assets Consist of:
Paid in capital                                                   791,251,448
Net unrealized depreciation of investments                       (146,862,272 )
Accumulated net realized loss on
investments                                                       (57,109,934 )
Distributions in excess of net investment
income                                                             (1,646,699 )
  Total Net Assets                                                585,632,543
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$585,632,543 / 85,524,902 shares
outstanding                                                          $6.85

See Notes which are an integral part of the Financial Statements
===========================================================================






HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001 (unaudited)

Investment Income:
Dividends                                                   760,746
Interest                                                 32,311,701
  TOTAL INCOME                                           33,072,447
Expenses:
Custodian fees                                29,021
Transfer and dividend
disbursing agent fees and
expenses                                       6,742
Directors'/Trustees' fees                      7,915
Auditing fees                                 11,726
Portfolio accounting fees                     47,488
Share registration costs                         293
Insurance premiums                             2,931
Miscellaneous                                  5,277
  Total expenses                                            111,393
Net investment income                                    32,961,054
Realized and Unrealized Loss on
Investments:
Net realized loss on
investments                                             (36,322,891 )
Net change in unrealized
depreciation of investments                               9,695,743
Net realized and unrealized
loss on investments                                     (26,627,148 )
  Change in net assets
  resulting from operations                               6,333,906

See Notes which are an integral part of the Financial Statements
======================================================================






HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended           Year Ended
                                              (unaudited)         December 31,
                                            June 30, 2001                 2000
Increase (Decrease) in Net Assets
Operations:
Net investment income                          32,961,054           69,303,077
Net realized loss on investments              (36,322,891 )        (18,237,378 )
Net change in unrealized
depreciation of investments                     9,695,743         (100,796,413 )
  Change in net assets resulting
  from operations                               6,333,906          (49,730,714 )
Distributions to Shareholders:
Distributions from net investment
income                                        (34,315,618 )        (69,910,231 )
Share Transactions:
Proceeds from sale of shares                  121,952,500           76,533,597
Net asset value of shares issued to
shareholders in payment of
distributions declared                         28,622,636           69,894,492
Cost of shares redeemed                       (69,781,039 )       (193,055,136 )
  Change in net assets resulting
  from share transactions                      80,794,097          (46,627,047 )
Change in net assets                           52,812,385         (166,267,992 )
Net Assets:
Beginning of period                           532,820,158          699,088,150
  End of period                               585,632,543          532,820,158

See Notes which are an integral part of the Financial Statements
===========================================================================






HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                             Six Months                       Period
                               Ended                           Ended
                             (unaudited)     Year Ended       December
                              June 30,      December 31,        31,
                                2001        2000      1999     1998 1
Net Asset Value, Beginning
of Period                      $7.14       $8.72     $9.30    $10.00

Income From Investment
Operations:
Net investment income           0.41 2      0.91      0.91     0.84
Net realized and
unrealized gain (loss) on
investments                    (0.28 )     (1.57 )   (0.56 )  (0.65 )
  Total from investment
  operations                    0.13       (0.66 )    0.35     0.19

Less Distributions:
Distributions from net
investment income              (0.42 )     (0.92 )   (0.91 )  (0.84 )
Distributions from net
realized gain on
investments                      ---         ---     (0.02 )  (0.05 )
  TOTAL DISTRIBUTIONS          (0.42 )     (0.92 )   (0.93 )  (0.89 )
Net Asset Value, End of
Period                         $6.85       $7.14     $8.72    $9.30
Total Return3                   1.67 %     (8.04 )%   3.83 %   1.96 %


Ratios to Average Net
Assets:
Expenses                        0.04 %4     0.04 %    0.03 %   0.04 %3
Net investment income          11.24 %2,4  11.38 %   10.07 %   9.60 %3
Expense
waiver/reimbursement5            ---        0.08 %    0.08 %   0.08 %3

Supplemental Data:
Net assets, end of period
(000 omitted)                $585,633    $532,820   $699,088  $561,806
Portfolio turnover                18 %        16 %      49 %     55 %

1 Reflects operations for the period from February 2, 1998 (date of initial public investment) to December 31, 1998.
---------------------------------------------------------------------------
2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, and increase the ratio of the net investment income to average net assets from 11.09% to 11.24%.
3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
4 Computed on an annualized basis.
5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements





High Yield Bond Portfolio
Notes to Financial Statements
June 30, 2001 (unaudited)
---------------------------------------------------------------------------

1. Organization

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, the High Yield Bond Portfolio (the "Fund") and the Federated Mortgage Core Portfolio. The financial statements included herein are only those for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuation - Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

   Repurchase Agreements - It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

   Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.



   Change in Accounting Principle
   As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
   Companies   and  began   amortizing   discount   or   premiums  on  debt
   securities. Prior to January 1, 2001, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $512,712 increase in cost of securities and a corresponding $512,712 increase in net unrealized depreciation, based on securities held by the Fund on January 1, 2001.

   The effect of this change for the six months ended June 30, 2001 was to increase the net investment income by $456,904, increase net unrealized depreciation by $512,712 and decrease net realized losses by $55,808. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

   Federal Taxes - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   At December 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $15,577,544, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


                   Expiration Year
                                              Expiration Amount
              --------------------------   ------------------------
              --------------------------   ------------------------
                        2007                          $1,148,442
                        2008                        $14,429,102


   When-Issued and Delayed Delivery Transactions - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at June 30, 2001 is as follows:


Security                              Acquisition Date     Acquisition
                                                               Cost
AEI Holding Co., Inc.                     12/14/1998 -     $3,173,493
                                             3/10/1999
AEI Resources, Inc.                          12/7/1998      3,300,000
AmeriTruck Distribution Corp.             11/10/1995 -      1,054,078
                                            10/22/1997
AMF Group, Inc.                    3/7/1996 - 4/6/1999      2,530,755
Clark Material Handling Corp.             11/22/1996 -      1,843,830
                                            11/12/1997
Dyersburg Corp.                             9/3/1997 -        683,438
                                             9/15/1997
Electronic Retailing Systems               1/21/1997 -        347,022
International Inc.                            4/1/2001
Glenoit Corp.                              3/26/1997 -      1,676,091
                                             5/20/1998
Medianews Group, Inc.                        8/12/1994          9,631
Pillowtex Corp.                            11/6/1996 -      4,155,788
                                              7/8/1999
Royal Oak Mines, Inc.                        2/24/1999          6,392
Russell Stanley Holdings, Inc.                2/5/1999      2,828,568
The Holt Group, Inc.                       1/14/1998 -      1,119,318
                                              8/2/1998
U.S. Office Products Co.                    6/5/1998 -      4,414,855
                                            10/27/1999

   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other - Investment transactions are accounted for on a trade date basis.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                           Six             Year Ended
                                           Months          December 31,
                                           Ended           2000
                                           June 30,
                                           2001
                                        --------------  ------------------
Shares sold                             16,598,926         9,883,085
Shares issued to shareholders in        3,916,319          8,845,388
payment of distributions declared
Shares redeemed                         (9,612,192)     (24,290,098)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
     Net change resulting from share    10,903,053       (5,561,625)
transactions
--------------------------------------------------------------------------


4. Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee - Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   Administrative Fee - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc.

   Transfer and Dividend Disbursing Agent Fees and Expenses - FServ, through its subsidiary, Federated Shareholder Services Company
   ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   General - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.








5. Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions) for the six months ended June 30, 2001, were as follows:

         Purchases                                           $160,828,770
      -------------------------------------------------
         Sales                                                $96,571,649
      -------------------------------------------------









The following is the Semi-Annual Report for Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, covering the six month period ended June 30, 2001. If you have any questions please contact your investment representative




FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)

 Principal                                                               Value
 Amount

             Mortgage Backed Securities--99.8%
             Federal Home Loan Mortgage Corporation--26.9%
$ 4,573,762(1)5.500%, 8/1/2016                                     $ 4,425,115
 10,118,396  6.000%, 5/1/2014 - 8/1/2031                             9,805,100
 38,904,339  6.500%, 7/1/2014 - 9/1/2031                            38,497,664
 18,412,000(1)7.500%, 9/1/2031                                      18,768,825
 14,874,237  7.000%, 12/1/2011 - 2/1/2031                           14,984,694
 10,498,892  7.500%, 12/1/2022 - 5/1/2031                           10,728,432
 12,651,288  8.000%, 5/1/2006 - 3/1/2031                            13,078,107
    186,089  8.500%, 9/1/2025 - 1/1/2026                               196,888
    236,671  9.000%, 5/1/2017                                          255,751
     32,778  9.500%, 4/1/2021                                           35,994
                 Total                                              110,776,570
             Federal National Mortgage Association--48.7%
             6.000%, 7/1/2006 - 8/1/2031
             6.500%, 5/1/2006 - 8/1/2031
           (17.000%, 2/1/2008 - 8/1/2031
             7.500%, 6/1/2011 - 9/1/2031
  6,754,443  8.000%, 7/1/2023 - 3/1/2031                             7,003,995
    147,177  8.500%, 3/1/2030                                          154,904
    298,558  9.000%, 11/1/2021 - 6/1/2025                              319,213
                 Total                                              200,030,938
             Government National Mortgage Association--24.2%
  5,720,576  6.000%, 10/15/2028 - 4/20/2031                          5,530,972
             6.500%, 10/15/2028 - 8/1/2031
 24,528,223  7.000%, 11/15/2027 - 6/15/2031                         24,748,301
 22,813,561  7.500%, 6/20/2007 - 1/15/2031                          23,391,736
 14,525,444  8.000%, 2/15/2010 - 11/15/2030                         15,069,063
  5,894,518  8.500%, 11/15/2021 - 11/15/2030                         6,166,064
    163,875  9.000%, 10/15/2016 - 6/15/2025                            173,746
    190,711  9.500%, 1/15/2019 - 12/15/2025                            206,841
  1,381,759  12.000%, 4/15/2015 - 6/15/2015                          1,577,741
                 Total                                              99,313,332
                 Total Mortgage Backed Securities (identified        10,120,840
                 cost $406,121,279)                                 4

             Repurchase Agreements (2)--37.9%
 83,800,000(3)Credit Suisse First Boston Corp., 3.860%, dated        3,800,000
             6/11/2001, due 7/16/2001                               8
  1,900,000(3)Goldman Sachs & Co., 3.700%, dated 6/19/2001, due
             7/24/2001                                               1,900,000
 14,700,000(3)Goldman Sachs & Co., 3.820%, dated 6/14/2001, due      4,700,000
             7/19/2001                                              1
 45,600,000(3)Lehman Brothers, Inc., 3.760%, dated 6/28/2001,        5,600,000
             due 8/13/2001                                          4
  9,662,000  Salomon Brothers, Inc., 4.100%, dated 6/29/2001,
             due 7/2/2001                                            9,662,000
                 Total Repurchase Agreements (at amortized cost)    155,662,000
                 Total Investments (identified cost
                 $561,783,279)(4)                                  $565,782,840

===========================================================================

   (1) All or a portion of these securities maybe subject to dollar roll transactions.
   (2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
   (3) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
   (4) The cost of investments for federal tax purposes amounts to $561,783,279. The net unrealized appreciation of investments on a federal tax basis amounts to $3,999,561 which is comprised of $5,152,657 appreciation and $1,153,096 depreciation at June 30, 2001.


Note: The categories of investments are shown as a percentage of net assets ($411,099,039) at June 30, 2001.

See Notes which are an integral part of the Financial Statements





FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)

Assets:
Investments in repurchase agreements              155,662,000
Investments in securities                         410,120,840
Total investments in securities, at value
(identified cost $561,783,279)                                   565,782,840
Cash                                                                     517
Income receivable                                                  2,042,565
  Total assets
Liabilities:
Payable for investments purchased                  88,565,735
Income distribution payable                         2,353,633
Payable for dollar roll transactions               65,786,730
Accrued expenses                                       20,785
  Total liabilities                                              156,726,883
  Net assets for 41,472,725 shares
  outstanding                                                    411,099,039
Net Assets Consist of:
Paid in capital                                                  409,101,656
Net unrealized appreciation of investments                         3,999,561
Accumulated net realized loss on
investments                                                       (1,915,069 )
Distributions in excess of net investment
income                                                               (87,109 )
  Total Net Assets                                               411,099,039
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
  $411,099,039 / 41,472,725 shares
  outstanding                                                          $9.91

See Notes which are an integral part of the Financial Statements
===========================================================================






FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001 (unaudited)

Investment Income:
Interest (net of dollar roll
expense of $1,017,426)                                            13,316,794
Expenses:
Custodian fees                                    15,012
Transfer and dividend
disbursing agent fees and
expenses                                           6,943
Directors'/Trustees' fees                          4,162
Auditing fees                                      7,336
Legal fees                                         1,557
Portfolio accounting fees                         47,072
Printing and postage                                  94
Insurance premiums                                   870
Miscellaneous                                        882
  Total expenses
Net investment income                                             13,232,866
Realized and Unrealized Gain on
Investments:
Net realized gain on investments                                   4,641,229
Net change in unrealized
appreciation on investments                                       (4,012,922 )
Net realized and unrealized
gain on investments                                                  628,307
  Change in net assets
  resulting from operations                                       13,861,173

See Notes which are an integral part of the Financial Statements
===========================================================================







FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended           Year Ended
                                              (unaudited)         December 31,
                                            June 30, 2001                 2000
Increase (Decrease) in Net Assets
Operations:
Net investment income                          13,232,866           22,239,543
Net realized gain (loss) on
investments                                     4,641,229           (2,278,819 )
Net change in unrealized
appreciation(depreciation) of
investments                                    (4,012,922 )         14,436,707
  Change in net assets resulting
  from operations                              13,861,173           34,397,431
Distributions to Shareholders:
Distributions from net investment
income                                        (13,321,913 )        (22,280,312 )
Share Transactions:
Proceeds from sale of shares                   86,557,500          161,233,755
Net asset value of shares issued to
shareholders in payment of
distributions declared                         10,968,280           22,277,653
Cost of shares redeemed                       (58,625,000 )        (82,273,527 )
  Change in net assets resulting
  from share transactions                      38,900,780          101,237,881
Change in net assets                           39,440,040          113,355,000
Net Assets:
Beginning of period                           371,658,999          258,303,999
  End of period [including
  undistributed net investment
  income of $0 and $1,938,
  respectively]                               411,099,039          371,658,999

See Notes which are an integral part of the Financial Statements
===========================================================================







FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                             Six
                              Months      Year     Period
                               Ended      Ended     Ended
                             (unaudited December   December
                             June 30,      31,       31,
                               2001    )  2000      19991
Net Asset Value, Beginning
of Period                     $9.89       $9.55    $10.00

Income From Investment
Operations:
Net investment income          0.34        0.68     0.55
Net realized and
unrealized gain (loss) on
investments                    0.02        0.34    (0.45 )
  Total from investment
  operations                   0.36        1.02     0.10

Less Distributions:
Distributions from net
investment income             (0.34 )     (0.68 )  (0.55 )
Net Asset Value, End of
Period                        $9.91       $9.89    $9.55
Total Return2                  3.66 %     11.15 %   1.07 %


Ratios to Average Net
Assets:
Expenses                       0.04 %3     0.05 %   0.05 %3
Net investment income          6.82 %3     7.09 %   6.66 %3
Expense
waiver/reimbursement4           ---        0.08 %   0.08 %3

Supplemental Data:
Net assets, end of period
(000 omitted)                $411,099   $371,659   $258,304
Portfolio turnover               58 %        81 %    153 %

1 Reflects operations for the period from February 22, 1999 (date of initial public investment) to December 31, 1999.
---------------------------------------------------------------------------
2     Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3     Computed on an annualized basis.
4     This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements






Federated Mortgage Core Portfolio
Notes to Financial Statements
June 30, 2001 (unaudited)
---------------------------------------------------------------------------

1. Organization

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The Trust consists of two diversified portfolios, the Federated Mortgage Core Portfolio (the "Fund") and the Federated High
Yield Bond Portfolio.   The financial statements included herein are only
for the Fund.   The financial statements of the other portfolio are
presented separately. The Fund's investment objective is to provide total return by investing in U.S. Treasury Bills, Notes, Bonds, Discount Notes and Mortgage Backed Securities issued or guaranteed by the U.S.
government.   The Fund is an investment vehicle used by other Federated
Funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuation
   Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

   Repurchase Agreements
   It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

   As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize discount or premium on debt securities. The cumulative effect of this accounting change had no material reclassification effect to the components of total net asset of the Fund.

   Investment Income, Expenses and Distributions
   Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are included in dividend income, and are recorded at fair value.

   Federal Taxes
   It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   At December 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $6,306,544 which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


                   Expiration Year
                                              Expiration Amount
              --------------------------   ------------------------
              --------------------------   ------------------------
                        2007                        $4,034,753
                        2008                        $2,271,791


   When-Issued and Delayed Delivery Transactions
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   Dollar Roll Transactions
   The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

   Use of Estimates
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other
   Investment transactions are accounted for on a trade date basis.




3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                         Six Months Ended       Year Ended

                                        June 30, 2001       December 31, 2000
Shares sold                                  8,686,760          16,787,336
Shares issued to shareholders in             1,099,923          2,320,094
payment of distributions declared
   Shares redeemed                          (5,885,611)        (8,577,136)
   ----------------------------------       -----------        -----------
        Net change resulting from            3,901,072          10,530,294
                                             =========          ==========
   share transactions


4. Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee
   Federated  Investment   Management  Company  is  the  Fund's  investment
   adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   Administrative Fee - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc.

   Transfer and Dividend Disbursing Agent Fees and Expenses
   FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees
   FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   General
   Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. Investment Transactions

Purchases  and  sales  of   investments   in  long-term   U.S.   government
securities, for the six months ended June 30, 2001, were as follows:

         Purchases                                          $ 267,102,353
                                                            -------------
      -------------------------------------------------
         Sales                                              $ 227,020,448
                                                            -------------
      -------------------------------------------------